Capital Management (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2020	2019
Capital
Common Equity Tier 1 c apital	$49,165	$46,578
Net Tier 1 c apital	55,362	51,304
Total regulatory capital	64,512	59,850
Risk-weighted assets/exposures used in calculation of capital ratios
R isk-weighted assets (1)	$417,138	$421,185
Leverage exposures	1,170,290	1,230,648
Capital ratios
Common Equity Tier 1 capital ratio	11.8%	11.1%
Tier 1 capital ratio	13.3%	12.2%
Total capital ratio	15.5%	14.2%
Leverage ratio	4.7%	4.2%

(1)
OSFI has prescribed a minimum capital floor for institutions that use the advanced internal ratings-based approach for credit risk. The Basel II capital floor add-on is determined by comparing a capital requirement under the Basel II standardized approach for credit risk, in addition to OSFI prescribed requirements for market risk and credit valuation adjustment RWA. A shortfall in the Basel III capital requirement as compared with the Basel II capital floor is added to RWA. Under this Basel II regulatory capital floor requirement, the Bank does not have a capital floor add-on as at October 31, 2020 (October 31, 2019 – nil).